Audit fees (Tables)	12 Months Ended
Dec. 31, 2023
Auditor fees [abstract]
Summary of audit and non-audit services

Fees of Group’s auditors
in EUR million	2023	2022	2021
Audit fees	29	27	27
Audit related fees	1
Total[1]	30	27	27
1 The Group’s auditors did not provide any non-audit services.